ACTIVE M/MULTI-MANAGER FUNDS

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

ACTIVE M/MULTI-MANAGER FUNDS

SUPPLEMENT DATED MARCH 2, 2017 TO

PROSPECTUS DATED JULY 31, 2016, AS SUPPLEMENTED

The Board of Trustees of Northern Funds has approved the termination of Lazard Asset Management LLC (“Lazard”) as a sub-adviser to the Multi-Manager Emerging Markets Debt Opportunity Fund (the “Fund”) and the appointment of Ashmore Investment Management Limited to sub-advise a portion of the Fund, effective on or about March 2, 2017.

1.	Effective on March 2, 2017, the paragraph under the section entitled “FUND SUMMARIES — Multi-Manager Emerging Markets Debt Opportunity Fund — Management” on page 18 of the Prospectus is replaced with the following:

INVESTMENT ADVISER, PORTFOLIO MANAGER AND SUB-ADVISERS. Northern Trust Investments, Inc., a subsidiary of Northern Trust Corporation, serves as the investment adviser of the Multi-Manager Emerging Markets Debt Opportunity Fund. Christopher E. Vella, CFA, CIO, Senior Vice President of Northern Trust Investments, Inc., has been manager of the Fund since December 2013. BlueBay Asset Management LLP and, effective on or about March 2, 2017, Ashmore Investment Management Limited each serves as a sub-adviser of the Fund. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Fund.

2.	Effective on March 2, 2017, the following is added to the section entitled “FUND MANAGEMENT — Multi-Manager Emerging Markets Debt Opportunity Fund” beginning on page 41 of the Prospectus:

ASHMORE INVESTMENT MANAGEMENT LIMITED (“ASHMORE”). Ashmore has managed a portion of the Fund since on or about March 2, 2017. Ashmore is located at 61 Aldwych, London, United Kingdom. Ashmore was established in 1999 and is focused on investing in emerging market securities for institutional investors. Ashmore offers its services through separate accounts, private investment funds and mutual funds, a selection of which are registered under the Investment Company Act of 1940, as amended. Ashmore is an indirectly held wholly owned subsidiary of Ashmore Group plc. As of December 31, 2016, Ashmore had $52.2 billion under management.

Please retain this Supplement with your Prospectus for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	MMF SPT (3/17)

NORTHERN FUNDS PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

NORTHERN FUNDS

ACTIVE M/MULTI-MANAGER FUNDS

SUPPLEMENT DATED MARCH 2, 2017 TO

SAI DATED JULY 31, 2016, AS SUPPLEMENTED

The Board of Trustees of Northern Funds has approved the termination of Lazard Asset Management LLC (“Lazard”) as a sub-adviser to the Multi-Manager Emerging Markets Debt Opportunity Fund (the “Fund”) and the appointment of Ashmore Investment Management Limited to sub-advise a portion of the Fund, effective on or about March 2, 2017.

1.	Effective on March 2, 2017, the information under the section entitled “INVESTMENT ADVISER, SUB-ADVISERS, TRANSFER AGENT AND CUSTODIAN – Investment Sub-Advisers – Multi-Manager Emerging Markets Debt Opportunity Fund” on page 71 of the SAI is deleted and replaced with the following:

Fund	Sub-Advisers
Multi-Manager Emerging Markets Debt Opportunity Fund	BlueBay Asset Management LLP (“BlueBay”) Ashmore Investment Management Limited (“Ashmore”) (effective on or about March 2, 2017)

2.	Effective on March 2, 2017, the following information is added to the section entitled “INVESTMENT ADVISER, SUB-ADVISERS, TRANSFER AGENT AND CUSTODIAN – Investment Sub-Advisers” under the Sub-Adviser ownership and control information beginning on page 72 of the SAI:

Ashmore

Ashmore is an indirectly held wholly owned subsidiary of Ashmore Group plc, which is a publicly traded company domiciled in the United Kingdom and listed on the London Stock Exchange. As of December 31, 2016, 46% of Ashmore’s shares were owned by its employees, including Mark Coombs, Chief Executive Officer and Director, who owned more than 25% of the shares.

Please retain this Supplement with your SAI for future reference.